Apr. 30, 2025
Kennedy Capital ESG SMID Cap Fund
SUMMARY SECTION — Kennedy Capital ESG SMID Cap Fund
Investment Objective
The investment objective of the Kennedy Capital ESG SMID Cap Fund (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Kennedy Capital ESG SMID Cap Fund - USD ($)	Investor Class Shares	Institutional Class Shares
Wire fee	$ 20	$ 20
Overnight check delivery fee	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Kennedy Capital ESG SMID Cap Fund		Investor Class Shares	Institutional Class Shares
Management fees		0.75%	0.75%
Distribution (Rule 12b-1) fees		0.25%	none
Other expenses		0.42%	0.42%
Total annual fund operating expenses		1.42%	1.17%
Fees waived and/or expenses reimbursed	[1]	(0.35%)	(0.35%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1]	1.07%	0.82%
[1]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.07% and 0.82% of the average daily net assets of the Investor Class shares and Institutional Class shares of the Fund, respectively. This agreement is in effect through April 30, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Kennedy Capital ESG SMID Cap Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	109	415	743	1,672
Institutional Class Shares	84	337	610	1,389

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small and mid capitalization companies. In particular, the Fund primarily invests in a diversified portfolio of common stock of domestic companies. The Fund may also invest in real estate investment trusts (“REITs”). The Fund’s advisor, Kennedy Capital Management LLC (the “Advisor”), defines small- and mid- capitalization companies as those with market capitalizations within the range of companies included in the Russell 2500TM Index (the “Index”) at the time of purchase. The capitalization range of companies in the Index may change with market conditions or due to changes in the composition of the Index. As of March 31, 2025, the market capitalization range of companies comprising the Index was between $1.0 million and $37.1 billion. Investments in companies that move above or below the capitalization range of the companies comprising Index may continue to be held by the Fund in the Advisor’s sole discretion, and the Fund’s investments are not limited to the stocks of the issuers included in the Index.

The Advisor’s investment decisions for the Fund are made primarily on the basis of bottom-up, fundamental research, integrated with an analysis of a company’s environmental, social and governance (“ESG”) characteristics. ESG factors are considered on both an inclusionary and exclusionary basis. The Advisor’s investment process involves examining four key components: (i) the company’s corporate performance (including traditional fundamentals and ESG variables); (ii) the systematic effects on the company’s business; (iii) the company’s competitive position; and (iv) the company’s intrinsic value. The Advisor’s environmental assessment process includes identifying companies that provide products or services that are tied to an environmental competitive advantage as compared to their peers. For example, the Fund may invest in companies offering products or services with superior energy efficiency, solutions to emissions regulations, or services related to recycling and product reuse. Social assessment includes identifying companies that promote societal benefits or address societal challenges. For example, the Fund may invest in companies that focus on lowering the cost of healthcare, combatting the opioid epidemic, or offering ethically sourced products. Governance assessment includes a focus on shareholder rights, senior management compensation, board structure and audit/accounting risk.

The Advisor may complement its internal ESG assessment of a company with relevant primary data from third parties regarding ESG considerations such as carbon emissions (reported or estimated) and carbon reserves, business involvement data for key social issues, and corporate governance. The Advisor does not rely on third party ESG rankings or a scoring mechanism in the Fund’s portfolio construction process; however, specific governance scores are a component of company assessments and stock selection. The Advisor engages in active dialogues with company management teams to further inform its investment decision-making and to foster discussion with management regarding ESG issues and opportunities.

The Fund is fossil fuel free, which means it excludes companies that hold fossil fuel reserves on their balance sheets. The Fund prioritizes reduced greenhouse gas emissions (reported and estimated) in the portfolio construction process. In addition, the Fund’s ESG criteria is designed to exclude companies that are involved in, and/or derive significant revenue from, certain industries or product lines, including tobacco, civil firearms (defined as those firearms typically available for consumer use in the United States) and controversial weapons (defined as cluster munitions and land mines). The Fund’s ESG criteria does not exclude traditional defense contractors with no exposure to controversial weapons or civil firearms.

The Fund invests in growth-oriented companies as well as those companies that the Advisor considers to be undervalued. The Advisor utilizes a company’s return on invested capital as a central component of its analysis to determine the intrinsic value of companies included in the Fund’s portfolio.

The Advisor may sell all or a portion of a position of the Fund’s portfolio holding when, in its opinion, one or more of the following occurs, among other reasons: (i) the issuer’s fundamentals deteriorate; (ii) there is a significant change in the company’s performance relative to ESG criteria or the Advisor’s assessment thereof; (iii) the Advisor’s valuation analysis determines a security has realized it full valuation; (iv) the Advisor identifies more attractive investment opportunities for the Fund; or (v) the Fund requires cash to meet redemption requests.

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Russell 3000 Index, the Fund’s primary broad-based securities market index, and the Russell 2500 Index, which the Advisor believes is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.kennedycapital.com, or by calling the Fund at 1-877-882-8825. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) Institutional Class Shares For each calendar year at NAV

The year-to-date return as of March 31, 2025 was (5.95)%.

Institutional Shares
Highest Calendar Quarter Return at NAV	27.93%	Quarter Ended 12/31/2020
Lowest Calendar Quarter Return at NAV	(27.72)%	Quarter Ended 03/31/2020

Average Annual Total Returns (for periods ended December 31, 2024)
Average Annual Returns - Kennedy Capital ESG SMID Cap Fund	Label	1 Year		5 Years		Since Inception		Inception Date
Institutional Class Shares	Return Before Taxes	9.35%		9.72%		10.47%		Jun. 28, 2019
Institutional Class Shares | Return After Taxes on Distributions	Return After Taxes on Distributions	9.30%	[1]	9.28%	[1]	10.05%	[1]	Jun. 28, 2019	[1]
Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	5.57%	[1]	7.63%	[1]	8.29%	[1]	Jun. 28, 2019	[1]
Russell 2500 Index (reflects no deductions for fees, expenses or taxes)	Russell 2500 Index (reflects no deductions for fees, expenses or taxes)	11.99%		8.77%		9.29%		Jun. 28, 2019
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	23.81%		13.86%		14.54%		Jun. 28, 2019
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.